4. ACQUISITION	12 Months Ended
Dec. 31, 2017
Notes
4. ACQUISITION

4.  ACQUISITION

On December 28, 2017, the Company completed the acquisition of all the common shares of HealthTab Inc. (“HealthTab”). HealthTab’s primary asset is intellectual property and certain trademarks and web domains related to the design of the HealthTab system, being a lab-accurate, point of care testing platform. Under the share purchase agreement, the consideration paid by the Company is as follows:

•         Cash payment of $100,000 upon signing of the share purchase agreement (paid);

•         Cash payment of $100,000 in six equal monthly instalments after the closing date ($66,667 paid  subsequent to December 31, 2017);

•         Issue 880,000 common shares no later than 125 days after the closing date (issued);

•         Issue 880,000 common shares no later than 245 days after the closing date;

•         Issue 906,667 common shares no later than 365 days after the closing date;

•         Issue common shares equal to the higher of $100,000 or 5% of net sales related to HealthTab for the year ended December 2018 by January 31, 2019; and

•         Issue common shares equal to the higher of $100,000 or 5% of net sales related to HealthTab for the year ended December 2019 by January 31, 2020

This acquisition has been accounted for as an acquisition of assets and liabilities as HealthTab did not meet the definition of a business under IFRS 3, Business Combinations.

The shares to be issued have been valued based on the Company’s share price on the acquisition. Due to the uncertainty associated with future revenue derived from HealthTab, the Company has estimated the 2019 and 2020 share issuances to be $100,000 each.

The aggregate fair values of assets acquired and liabilities assumed were as follows on the acquisition date, December 28, 2017:

$
Purchase consideration:
Cash	100,000
Asset acquisition liability	100,000
Shares to be issued	973,333
Acquisition costs	28,806
1,202,139
Net assets acquired:
Cash	38
Equipment	64,608
Intangible assets	1,140,283
Accounts payable and accrued liabilities	(2,790)
Total net assets acquired	1,202,139